Summary of Business and Significant Accounting Policies - Impact of Accounting Change Retrospectively adopted on Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income / (loss)	$ (3,822)	[1]	$ 8,372	[1]	$ (85)	[1]
Amortization of deferred commissions	628	[1]	752	[1]	603	[1]
Deferred commissions	(1,723)	[1]	(613)	[1]	(645)	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income / (loss)	(4,917)		8,511		(127)
Amortization of deferred commissions
Deferred commissions
Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income / (loss)	1,095		(139)		42
Amortization of deferred commissions	628		752		603
Deferred commissions	$ (1,723)		$ (613)		$ (645)

[1]	As Adjusted, see Note 1.